Document And Entity Information	Mar. 10, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2026
Entity Registrant Name	IonQ, Inc.
Entity Central Index Key	0001824920
Entity Emerging Growth Company	false
Entity File Number	001-39694
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2992192
Entity Address, Address Line One	4505 Campus Drive
Entity Address, City or Town	College Park
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20740
City Area Code	301
Local Phone Number	298-7997
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock for $11.50 per share
Trading Symbol	IONQ WS
Security Exchange Name	NYSE
Common Stock Par Value 0.0001 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	IONQ
Security Exchange Name	NYSE